Non-Current Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Investment Holdings [Line Items]
Listed investments	$ 4.4	[1]	$ 3.2	[1]
Unlisted investments	1.1	[2]	4.3	[2]
Investments held by environmental trust funds	30.5	[3]	23.9	[3]
Equity investees	250.5	[4]	237.5	[4]
Non-current investments	$ 286.5		$ 268.9

[1]	Listed investments consist mainly of: December 31, 2014 December 31, 2013 Number of shares Market value, $ per share Number of shares Market value, $ per share Radius Gold Incorporated 3,625,124 0.07 3,625,124 0.09 Gran Columbia Gold Corporation 63,410 0.34 63,410 0.78 Sibanye Gold 856,330 1.92 856,330 1.12 Orsu Metals Corp. 26,134,919 0.02 26,134,919 0.05 Clancy Exploration Ltd. 17,764,783 0.01 17,764,783 0.01 Tocqueville Bullion Reserve Ltd. 1,339 1,178.73 - - Details of the listed investments are as follows: December 31, 2014 December 31, 2013 Fair value 4.4 3.2 Less: Cost 3.9 3.4 Net unrealized gain/(loss) 0.5 (0.2) The net gain/(loss) comprises: Gross unrealized gains 0.7 0.2 Gross unrealized losses (0.2) (0.4) 0.5 (0.2) The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months 3 3 Realized gain reclassified from equity on disposal of listed investments ($ million) 1.8 7.4 Investments acquired during fiscal 2014 comprised mainly of Tocqueville Bullion Reserve Limited and Robust Resources Limited (fiscal 2013: Clancy Exploration Limited). The investment in Robust Resources limited comprised of 10,274,565 shares, which were acquired for $2.6 million. Investments disposed during fiscal 2014 comprised mainly of Robust Resources Limited (fiscal 2013: Northam Platinum Limited and Timpetra Resources Limited). As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $1.8 million (fiscal 2013: $7.4 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of investments and subsidiaries in the consolidated statement of operations.
[2]	On July 25, 2014, Rand Refinery announced that its shareholders had approved and certain shareholders have extended to Rand Refinery, a $103.8 million (R1.2 billion) irrevocable, subordinated loan facility ("the Facility"). The Facility, if drawn down, is convertible to equity after a period of two years. The Facility has been secured as a precautionary measure following challenges encountered in the implementation of Rand Refinery's new resources planning ("ERP") software system. Following the adoption of the ERP system, Rand Refinery experienced implementation difficulties which have led to a difference between the gold and silver actual inventory and the accounting records of approximately 87,000 ounces of gold. The maximum commitment of Gold Fields Operations Limited ("GFO"), a subsidiary of Gold Fields Limited, is $3.2 million (R37.3 million). In December 2014, GFO advanced $3.0 million to Rand Refinery in terms of the above Facility. The investment in Rand Refinery, as well as the above loan, was written down to $nil, resulting in a total impairment of $4.1 million. This amount is included in impairment of investments in the consolidated statement of operations.
[3]	The environmental trust funds are irrevocable trusts under the Group's control. The monies in the trusts are invested primarily in interest bearing term deposits and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group's South African and Ghanaian mines. While the asset is under the Group's control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 17, "Provision for Environmental Rehabilitation".
[4]	Equity investees comprise the following: Ownership % Market value Investment Description of business December 31, 2014 December 31, 2013 December 31, 2014 December 31, 2013 Far South East Exploration 40.0 40.0 * * Rusoro Mining Limited Gold mining 26.4 26.4 1.8 3.3 Bezant Resources Plc 1 Exploration 21.6 21.6 1.3 5.1 Hummingbird Resources Plc 2 Exploration 25.1 - 10.9 - * - Not readily determinable. (1) During fiscal 2014, the investment in Bezant Resources Plc was impaired by $7.4 million to its fair value, as determined by its quoted market price. This impairment is considered other than temporary as the carrying value has been below the fair value for an extended period of time. (2) Gold Fields acquired a 25.1% interest in Hummingbird Resources Plc (Refer note 3(c) for further details).